Performance Management	Oct. 05, 2026
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Performance Table Market Index Changed	Effective October 5, 2026, the Fund changed its broad-based securities market index from the MSCI ACWI ex-USA Investable Market Index to the MSCI Emerging Markets Investable Market Index.